Stock-Based Compensation (Details)	12 Months Ended
	Dec. 31, 2013 Participants	Dec. 31, 2013 General Employees' Stock Purchase Plan (GESPP)	Dec. 31, 2012 General Employees' Stock Purchase Plan (GESPP)	Dec. 31, 2011 General Employees' Stock Purchase Plan (GESPP)	Dec. 31, 2013 3M Long Term Incentive Plan	May 31, 2012 3M Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award Activity
Number of shares authorized		60,000,000				100,000,000
Awards other than options and Stock Appreciation Rights, number of shares counted for every one share awarded under plan limit with grant dates prior to May 11, 2010					3.38
Awards other than options and Stock Appreciation Rights, number of shares counted for every one share awarded under plan limit with grant dates on or after May 11, 2010 and prior to May 8, 2012					2.87
Awards other than options and Stock Appreciation Rights, number of shares counted for every one share awarded under plan limit with grant dates of May 8, 2012, or later					3.50
Number of shares available for grant under the 2008 Long Term Incentive Plan Program (including additional subsequent shareholder approvals)		30,185,960	31,445,207	2,900,751	38,355,501
Number of participants with outstanding options, restricted stock, or restricted stock units	10,109
Retirement age eligibility for employees	55 years
Retirement eligibility for employees, minimum years of service required	5 years
Percent of stock-based compensation related to retiree-eligible population (as a percent)	32.00%